Income Taxes - Summary of the Components of the Company's Loss Before Provision For (Benefit From) Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net income (loss)	$ (183,619)	$ (250,863)	$ (183,533)
Domestic
Net income (loss)	$ (183,619)	$ (250,863)	$ (183,533)